Post-employment benefits - Text Details (Detail) € in Millions				12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Post-employment benefits [Line Items]
Net defined benefit liability (asset)		€ 590	€ 750		€ 590	€ 750
Percentage of unquoted assets		29.00%	32.00%		29.00%	32.00%
Actuarial assumption of mortality rates							0.10
Increase (decrease) in accounting estimate					€ 1
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions						1%
Weighted average duration of defined benefit obligation		11 years	12 years
Employer contributions				€ 457
Current service cost, defined benefit plans				34
Interest expense (income), defined benefit plans				9
Wholly or partly funded defined benefit plans [member]
Post-employment benefits [Line Items]
Employer contributions				23
Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)		€ 1,970	€ 2,153		1,970	€ 2,153	€ 3,350
Increase (decrease) in accounting estimate					11
Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions				40
Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions				394
Bottom of range [member]
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement							6 months
Top of range [member]
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement							1 year
Germany [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)		€ 349	450		€ 349	450
Actuarial assumption of mortality rates		0.93			0.93
Weighted average duration of defined benefit obligation		11 years
Employer contributions				13
Germany [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)		€ 921	993		€ 921	993
Germany [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	€ 19
Germany [Member] | Bottom of range [member]
Post-employment benefits [Line Items]
Age		60			60
Germany [Member] | Top of range [member]
Post-employment benefits [Line Items]
Age		85			85
United States of America [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)		€ 84	95		€ 84	95
Weighted average duration of defined benefit obligation		12 years
Employer contributions				0
United States of America [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)		€ 708	709		708	709
United States of America [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions				10
United States of America [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions				139
Other countries [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)		€ 157	205		157	205
Weighted average duration of defined benefit obligation		11 years
Employer contributions				10
Other countries [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)		€ 341	€ 451		341	€ 451
Other countries [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions				11
Other countries [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions				61
Netherlands [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions				€ 194
Domestic Appliances [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)		€ 12			€ 12